Investment Strategy	Apr. 30, 2026
Bluemonte Large Cap Core ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments that provide exposure to large capitalization companies. This includes Fund investments in shares of ETFs (“Underlying Funds”) which invest at least 80% of their net assets (plus the amount of any borrowings for investment purposes) in large capitalization companies. The Fund defines large capitalization companies as those that have a minimum market capitalization equal to or greater than the minimum market capitalization of a widely recognized index of large capitalization companies based upon the composition of the index at the time of investment. The Fund operates as a fund-of-funds. Under normal circumstances, the Fund intends to invest primarily in unaffiliated passively managed and actively managed ETFs.

RFG Advisory, LLC (the “Sub-Adviser”) selects investments for the Fund. In general, the Fund invests in Underlying Funds that invest primarily in equity securities. The Underlying Funds may invest in, among other things, domestic and international equities and real estate-related securities or instruments. The Fund’s allocation may be diversified by style (including both value and growth funds) and other factors. The allocation to the various Underlying Funds is determined at the discretion of the Sub-Adviser and may change to reflect the current market environment. The Sub-Adviser selects Underlying Funds that it believes are reasonably representative of an asset class, are priced reasonably and reflect relative performance when compared to similar ETFs. The Sub-Adviser may sell Underlying Funds to rebalance asset allocation or to substitute an Underlying Fund with a higher expected return, or lower risk profile, or for any other reason. The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to the same extent that the Underlying Funds concentrate in an industry or group of industries.

In managing the portfolio, the Sub-Adviser uses a “top down” investment management approach employing macro analysis to determine allocation among capitalization, style, or sectors. Utilizing fundamental analysis, the Sub-Adviser then employs “bottom up” research to make determinations about which Underlying Funds to invest in that are consistent with its overall target. In assessing actively managed Underlying Funds, the Sub-Adviser also performs an analysis of the quality and tenure of the Underlying Fund’s investment manager. The Sub-Adviser expects the Fund, during normal market conditions, to be fully invested at all times.

There is no guarantee that the Fund will meet its investment objectives.

The Fund is a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments that provide exposure to large capitalization companies.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to the same extent that the Underlying Funds concentrate in an industry or group of industries.
Bluemonte Large Cap Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments that provide exposure to large capitalization companies that have growth characteristics. This includes Fund investments in shares of ETFs (“Underlying Funds”) which invest at least 80% of their net assets (plus the amount of any borrowings for investment purposes) in large capitalization companies that have growth characteristics. The Fund defines large capitalization companies as those that, at the time of investment, have a minimum market capitalization equal to or greater than the minimum market capitalization of a widely recognized index of large capitalization companies based upon the composition of the index at the time of investment. The Fund will defer to an Underlying Fund’s definition of “growth characteristics.” However, companies with “growth characteristics” are generally understood to be those companies that appear to have above-average growth rates of earnings, sales, or cash flow, compared to their industry or overall market. The Fund operates as a fund-of-funds. Under normal circumstances, the Fund intends to invest primarily in unaffiliated passively managed and actively managed ETFs.

RFG Advisory, LLC (the “Sub-Adviser”) selects investments for the Fund. In general, the Fund invests in Underlying Funds that invest primarily in equity securities. The Underlying Funds may include funds that invest in, among other things, domestic and international equities and real estate-related securities or instruments. The allocation to the various Underlying Funds is determined at the discretion of the Sub-Adviser and may change to reflect the current market environment. The Sub-Adviser selects Underlying Funds that it believes are reasonably representative of an asset class, are priced reasonably and reflect relative performance when compared to similar ETFs. The Sub-Adviser may sell Underlying Funds to rebalance asset allocation or to substitute an Underlying Fund with a higher expected return, or lower risk profile, or for any other reason. The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to the same extent that the Underlying Funds concentrate in an industry or group of industries.

In managing the portfolio, the Sub-Adviser uses a “top down” investment management approach employing macro analysis to determine allocation among capitalization, style, or sectors. Utilizing fundamental analysis, the Sub-Adviser then employs “bottom up” research to make determinations about which Underlying Funds to invest in that are consistent with its overall target. In assessing actively managed Underlying Funds, the Sub-Adviser also performs an analysis of the quality and tenure of the Underlying Fund’s investment manager. The Sub-Adviser expects the Fund, during normal market conditions, to be fully invested at all times.

There is no guarantee that the Fund will meet its investment objectives.

The Fund is a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments that provide exposure to large capitalization companies that have growth characteristics.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to the same extent that the Underlying Funds concentrate in an industry or group of industries.
Bluemonte Large Cap Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments that provide exposure to large capitalization companies that have value characteristics. This includes Fund investments in shares of ETFs (“Underlying Funds”) which invest at least 80% of their net assets (plus the amount of any borrowings for investment purposes) in large capitalization companies that have value characteristics. The Fund defines large capitalization companies as those that, at the time of investment, have a minimum market capitalization equal to or greater than the minimum market capitalization of a widely recognized index of large capitalization companies based upon the composition of the index at the time of investment. The Fund will defer to an Underlying Fund’s definition of “value characteristics.” However, companies with “value characteristics” are generally understood to be those companies that appear to be undervalued relative to asset value, earnings, growth potential and cash flows. The Fund operates as a fund-of-funds. Under normal circumstances, the Fund intends to invest primarily in unaffiliated passively managed and actively managed ETFs.

RFG Advisory, LLC (the “Sub-Adviser”) selects investments for the Fund. In general, the Fund invests in Underlying Funds that invest primarily in equity securities. The Underlying Funds may include funds that invest in, among other things, domestic and international equities and real estate-related securities or instruments. The allocation to the various Underlying Funds is determined at the discretion of the Sub-Adviser and may change to reflect the current market environment. The Sub-Adviser selects Underlying Funds that it believes are reasonably representative of an asset class, are priced reasonably and reflect relative performance when compared to similar ETFs. The Sub-Adviser may sell Underlying Funds to rebalance asset allocation or to substitute an Underlying Fund with a higher expected return, or lower risk profile, or for any other reason. The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to the same extent that the Underlying Funds concentrate in an industry or group of industries.

In managing the portfolio, the Sub-Adviser uses a “top down” investment management approach employing macro analysis to determine allocation among capitalization, style, or sectors. Utilizing fundamental analysis, the Sub-Adviser then employs “bottom up” research to make determinations about which Underlying Funds to invest in that are consistent with its overall target. In assessing actively managed Underlying Funds, the Sub-Adviser also performs an analysis of the quality and tenure of the Underlying Fund’s investment manager. The Sub-Adviser expects the Fund, during normal market conditions, to be fully invested at all times.

There is no guarantee that the Fund will meet its investment objectives.

The Fund is a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments that provide exposure to large capitalization companies that have value characteristics.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to the same extent that the Underlying Funds concentrate in an industry or group of industries.
Bluemonte Dynamic Total Market ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide broad market exposure through investments in shares of ETFs (“Underlying Funds”) which primarily invest in securities of U.S. companies of any market capitalization. Under normal circumstances, the Fund intends to invest primarily in unaffiliated passively managed and actively managed ETFs.

RFG Advisory, LLC (the “Sub-Adviser”) selects investments for the Fund. In general, the Fund invests in Underlying Funds that invest primarily in equity securities. The Underlying Funds may include funds that invest in, among other things, domestic and international equities, real estate-related securities or instruments and commodity-related securities or instruments. The Fund’s allocation may be diversified by market capitalization, style (such as value and growth funds), or other factors. The allocation to the various Underlying Funds is determined at the discretion of the Sub-Adviser and may change to reflect the current market environment. The Sub-Adviser selects Underlying Funds that it believes are reasonably representative of an asset class, are priced reasonably and reflect relative performance when compared to similar ETFs. The Sub-Adviser may sell Underlying Funds to rebalance asset allocation or to substitute an Underlying Fund with a higher expected return, or lower risk profile, or for any other reason. The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to the same extent that the Underlying Funds concentrate in an industry or group of industries.

In managing the portfolio, the Sub-Adviser uses a “top down” investment management approach employing macro analysis to determine allocation among capitalization, style, or sectors. Utilizing fundamental analysis, the Sub-Adviser then employs “bottom up” research to make determinations about which Underlying Funds to invest in that are consistent with its overall target. In assessing actively managed Underlying Funds, the Sub-Adviser also performs an analysis of the quality and tenure of the Underlying Fund’s investment manager. The Sub-Adviser expects the Fund, during normal market conditions, to be fully invested at all times.

There is no guarantee that the Fund will meet its investment objectives.

The Fund is a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to the same extent that the Underlying Funds concentrate in an industry or group of industries.
Bluemonte Global Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments that provide exposure to equity securities. This includes Fund investments in shares of ETFs (“Underlying Funds”) which invest at least 80% of their net assets (plus the amount of any borrowings for investment purposes) in equity securities. Through its investments in Underlying Funds, the Fund generally expects that under normal circumstances it will have investment exposure to at least three countries (one of which may be the United States) and at least 40% of its investment exposure will be to non-U.S. companies. The Underlying Funds may invest in the United States, developed foreign markets, emerging and frontier markets. Under normal circumstances, the Fund intends to invest primarily in unaffiliated passively managed and actively managed ETFs.

RFG Advisory, LLC (the “Sub-Adviser”) selects investments for the Fund. In general, the Fund invests in Underlying Funds that invest primarily in equity securities. The Underlying Funds may include funds that invest in, among other things, domestic and international equities (including developed markets and emerging and/or frontier markets) and real estate-related securities or instruments. The Fund’s allocation may be diversified by market capitalization, style (such as value and growth funds), or other factors. The allocation to the various Underlying Funds is determined at the discretion of the Sub-Adviser and may change to reflect the current market environment. The Sub-Adviser selects Underlying Funds that it believes are reasonably representative of an asset class, are priced reasonably and reflect relative performance when compared to similar ETFs. The Sub-Adviser may sell Underlying Funds to rebalance asset allocation or to substitute an Underlying Fund with a higher expected return, or lower risk profile, or for any other reason. The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to the same extent that the Underlying Funds concentrate in an industry or group of industries.

In managing the portfolio, the Sub-Adviser uses a “top down” investment management approach employing macro analysis to determine allocation among capitalization, style, or sectors. Utilizing fundamental analysis, the Sub-Adviser then employs “bottom up” research to make determinations about which Underlying Funds to invest in that are consistent with its overall target. In assessing actively managed Underlying Funds, the Sub-Adviser also performs an analysis of the quality and tenure of the Underlying Fund’s investment manager. The Sub-Adviser expects the Fund, during normal market conditions, to be fully invested at all times.

There is no guarantee that the Fund will meet its investment objectives.

As of August 3, 2026, the Fund had significant investments in Asian and European companies, although this may change from time to time. To the extent the Fund invests a significant portion of its assets in a given jurisdiction, the Fund may be exposed to the risks associated with that jurisdiction.

The Fund is a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments that provide exposure to equity securities.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to the same extent that the Underlying Funds concentrate in an industry or group of industries.
Bluemonte Core Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments that provide exposure to bonds. This includes Fund investments in shares of ETFs (“Underlying Funds”) which invest at least 80% of their net assets (plus the amount of any borrowings for investment purposes) in bonds. The Fund may invest in Underlying Funds which primarily invest in investment grade debt securities of any duration, which may include U.S. dollar-denominated debt securities such as: corporate bonds; taxable municipal bonds; securities issued or guaranteed by the U.S. Government, agency and non-agency residential and commercial mortgage-backed securities, asset-backed securities, commercial paper; inflation-linked securities (e.g., Treasury inflation-protected securities (“TIPS”)); and securitized investments such as collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”). It is generally expected that under normal circumstances, each Underlying Fund defines “investment grade debt securities” as those rated “investment grade” (e.g., BBB/Baa or higher) at the time of purchase by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, judged by the Sub-Adviser to be of comparable quality.

RFG Advisory, LLC (the “Sub-Adviser”) selects investments for the Fund. In general, the Fund invests in Underlying Funds that invest primarily in debt securities. The Fund’s Sub-Adviser identifies and determines allocation to Underlying Funds in a manner that will achieve its desired asset allocation mix and return profile. The Sub-Adviser selects Underlying Funds that it believes are reasonably representative of an asset class, are priced reasonably and reflect relative performance when compared to similar ETFs. The Sub-Adviser may sell Underlying Funds to rebalance asset allocation or to substitute an Underlying Fund with a higher expected return, or lower risk profile, or for any other reason. The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to the same extent that the Underlying Funds concentrate in an industry or group of industries.

In managing the portfolio, the Sub-Adviser uses a “top down” investment management approach employing macro analysis to determine allocation among capitalization, style, or sectors. Utilizing fundamental analysis, the Sub-Adviser then employs “bottom up” research to make determinations about which Underlying Funds to invest in that are consistent with its overall target. In assessing actively managed Underlying Funds, the Sub-Adviser also performs an analysis of the quality and tenure of the Underlying Fund’s investment manager. The Sub-Adviser expects the Fund, during normal market conditions, to be fully invested at all times.

There is no guarantee that the Fund will meet its investment objectives.

The Fund is a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments that provide exposure to bonds.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to the same extent that the Underlying Funds concentrate in an industry or group of industries.
Bluemonte Short Term Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments that provide exposure to bonds. This includes Fund investments in shares of ETFs (“Underlying Funds”) which invest at least 80% of their net assets (plus the amount of any borrowings for investment purposes) in bonds. The Fund may invest in Underlying Funds which primarily invest in investment grade debt securities, which may include U.S. dollar-denominated debt securities such as: corporate bonds; taxable municipal bonds; securities issued or guaranteed by the U.S. Government, agency and non-agency residential and commercial mortgage-backed securities, asset-backed securities, commercial paper; inflation-linked securities (e.g., Treasury inflation-protected securities (“TIPS”)); and securitized investments such as collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”). It is generally expected that under normal circumstances, each Underlying Fund (i) defines “investment grade debt securities” as those rated “investment grade” (e.g., BBB/Baa or higher) at the time of purchase by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, judged by the Sub-Adviser to be of comparable quality. The Fund expects to invest in Underlying Funds that maintain a portfolio of debt securities that generally have a dollar-weighted average maturity of no more than four years with a maximum maturity of five years.

RFG Advisory, LLC (the “Sub-Adviser”) selects investments for the Fund. In general, the Fund invests in Underlying Funds that invest primarily in debt securities. The Fund’s Sub-Adviser identifies and determines allocation to Underlying Funds in a manner that will achieve its desired asset allocation mix and return profile. The Sub-Adviser selects Underlying Funds that it believes are reasonably representative of an asset class, are priced reasonably and reflect relative performance when compared to similar ETFs. The Sub-Adviser may sell Underlying Funds to rebalance asset allocation or to substitute an Underlying Fund with a higher expected return, or lower risk profile, or for any other reason. The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to the same extent that the Underlying Funds concentrate in an industry or group of industries.

In managing the portfolio, the Sub-Adviser uses a “top down” investment management approach employing macro analysis to determine allocation among capitalization, style, or sectors. Utilizing fundamental analysis, the Sub-Adviser then employs “bottom up” research to make determinations about which Underlying Funds to invest in that are consistent with its overall target. In assessing actively managed Underlying Funds, the Sub-Adviser also performs an analysis of the quality and tenure of the Underlying Fund’s investment manager. The Sub-Adviser expects the Fund, during normal market conditions, to be fully invested at all times.

There is no guarantee that the Fund will meet its investment objectives.

The Fund is a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments that provide exposure to bonds.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to the same extent that the Underlying Funds concentrate in an industry or group of industries.
Bluemonte Long Term Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments that provide exposure to bonds. This includes Fund investments in shares of ETFs (“Underlying Funds”) which invest at least 80% of their net assets (plus the amount of any borrowings for investment purposes) in bonds. The Fund may invest in Underlying Funds which primarily invest in investment grade debt securities, which may include U.S. dollar-denominated debt securities such as: corporate bonds; taxable municipal bonds; securities issued or guaranteed by the U.S. Government, agency and non-agency residential and commercial mortgage-backed securities, asset-backed securities, commercial paper; inflation-linked securities (e.g., Treasury inflation-protected securities (“TIPS”)); and securitized investments such as collateralized debt obligations (“CDOs”), including collateralized loan obligations (“CLOs”). It is generally expected that under normal circumstances, each Underlying Fund (i) defines “investment grade debt securities” as those rated “investment grade” (e.g., BBB/Baa or higher) at the time of purchase by at least one nationally recognized statistical rating organization (“NRSRO”), or, if unrated, judged by the Sub-Adviser to be of comparable quality. The Fund expects to invest in Underlying Funds that maintain a portfolio of debt securities that generally have an overall weighted average maturity of greater than 10 years.

RFG Advisory, LLC (the “Sub-Adviser”) selects investments for the Fund. In general, the Fund invests in Underlying Funds that invest primarily in debt securities. The Fund’s Sub-Adviser identifies and determines allocation to Underlying Funds in a manner that will achieve its desired asset allocation mix and return profile. The Sub-Adviser selects Underlying Funds that it believes are reasonably representative of an asset class, are priced reasonably and reflect relative performance when compared to similar ETFs. The Sub-Adviser may sell Underlying Funds to rebalance asset allocation or to substitute an Underlying Fund with a higher expected return, or lower risk profile, or for any other reason. The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to the same extent that the Underlying Funds concentrate in an industry or group of industries.

In managing the portfolio, the Sub-Adviser uses a “top down” investment management approach employing macro analysis to determine allocation among capitalization, style, or sectors. Utilizing fundamental analysis, the Sub-Adviser then employs “bottom up” research to make determinations about which Underlying Funds to invest in that are consistent with its overall target. In assessing actively managed Underlying Funds, the Sub-Adviser also performs an analysis of the quality and tenure of the Underlying Fund’s investment manager. The Sub-Adviser expects the Fund, during normal market conditions, to be fully invested at all times.

There is no guarantee that the Fund will meet its investment objectives.

The Fund is a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments that provide exposure to bonds.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to the same extent that the Underlying Funds concentrate in an industry or group of industries.
Bluemonte Diversified Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in income generating investments. This includes Fund investments in shares of ETFs (“Underlying Funds”) that generate income. To achieve its investment strategy, the Fund has flexibility to invest in Underlying Funds that invest in debt securities of any maturity and duration and without limitation as to grade, as well as income producing equity securities. The debt securities the Underlying Funds may invest in may include: asset-backed securities, bank loans, corporate bonds, floating rate securities, high yield securities (junk bonds), master limited partnerships ("MLPs"), mortgage-backed securities, municipal bonds, senior loans, and U.S. Government issued securities. The income producing equity securities the Underlying Funds may invest in may include common stock, preferred stock, and real estate investment trusts (“REITs”). The Fund may invest in the equity securities of U.S. and foreign companies of various market capitalizations, including in emerging and developed markets.

RFG Advisory, LLC (the “Sub-Adviser”) selects investments for the Fund. In general, the Fund invests in Underlying Funds that invest primarily in debt securities. The Fund’s Sub-Adviser identifies and determines allocation to Underlying Funds in a manner that will achieve its desired asset allocation mix and return profile. The Sub-Adviser selects Underlying Funds that it believes are reasonably representative of an asset class, are priced reasonably and reflect relative performance when compared to similar ETFs. The Sub-Adviser may sell Underlying Funds to rebalance asset allocation or to substitute an Underlying Fund with a higher expected return, or lower risk profile, or for any other reason. The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to the same extent that the Underlying Funds concentrate in an industry or group of industries.

In managing the portfolio, the Sub-Adviser uses a “top down” investment management approach employing macro analysis to determine allocation among capitalization, style, or sectors. Utilizing fundamental analysis, the Sub-Adviser then employs “bottom up” research to make determinations about which Underlying Funds to invest in that are consistent with its overall target. In assessing actively managed Underlying Funds, the Sub-Adviser also performs an analysis of the quality and tenure of the Underlying Fund’s investment manager. The Sub-Adviser expects the Fund, during normal market conditions, to be fully invested at all times.

There is no guarantee that the Fund will meet its investment objectives.

The Fund is a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund (“ETF”) that invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in income generating investments.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to the same extent that the Underlying Funds concentrate in an industry or group of industries.
CORE16 Best of Breed Premier Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund normally invests in securities comprising the Index. The Index is designed to provide exposure to a systematically selected, rules-based portfolio of U.S. large-cap equities, with the capacity to adjust allocations between equities and cash (or cash equivalents) to capture upside potential while mitigating downside risk. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities comprising the Index.

The universe of eligible Index components consists of securities of U.S.-listed large capitalization companies. The Fund defines large capitalization companies as companies having a market capitalization in excess of $5 billion at the time of purchase (the “Universe”). The Fund invests in equity securities of such companies, including common stock, American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs”).

The Index aims to identify 50 securities with favorable near- to medium-term capital appreciation potential based on a quantitative scoring process that utilizes equity skewness. Equity skewness measures how a stock’s returns are distributed to describe if returns are more likely to be higher or lower than an average return. Positive equity skewness refers to a stock that has potential for more frequent (but smaller) losses and fewer (but larger) gains relative to the broader market. Negative equity skewness refers to a stock that has potential for more frequent (but smaller) gains and fewer (but larger) losses relative to the broader market.

In connection with each rebalance, the Index utilizes a quantitative process that calculates the equity skewness of each security within the Universe by assessing the performance of each security using a moving average and considering the correlation of each security’s return in relation to the Universe. The scoring process then applies a binary ranking method based on the Universe-wide average equity skewness:

1.	If the Universe-wide average equity skewness is positive, the Universe is filtered by those constituents that have a positive correlation to the Universe. Then, those securities are ranked by their average daily returns and equity skewness calculations by favoring higher positive skewness; or
2.	If the Universe-wide average equity skewness is negative, the Universe is filtered by those constituents that have a negative correlation to the Universe. Then, those securities are ranked by their average daily returns and equity skewness calculations by favoring less negative skewness.

In either ranking method, the Index selects the top 50 stocks based upon the ranking calculation. The Index is rebalanced biweekly, during which the Index reevaluates the Universe and recalculates each stock’s correlation to the Universe, average daily return performance and equity skewness metrics.

At each rebalance, the Index will also perform an allocation calculation to determine the amount of exposure to equity and cash (or cash equivalents). The Index’s equity and cash allocations are determined by a proprietary indicator (the “Indicator”) operated by CORE16, Inc., the index provider and sponsor to the Fund (the “Index Provider”), that functions as a rules-based mechanism to mitigate extreme downside risk. The Indicator tracks, for each of the 50 Index constituents, whether their returns over the trailing calendar year are net positive or net negative. Under normal circumstances, the Index will allocate 90% of its portfolio to the 50 selected equities on an equal-weight basis, and will allocate 10% of its portfolio to cash or cash equivalent investments, including directly in securities and other instruments that provide the desired exposure to the asset class, such as short-term fixed income exchange-traded funds. If the Indicator drops below the predefined threshold, the Index will increase the cash allocation to 20% and reduce the equity exposure to 80% at the next rebalance. The Index will remain in this more defensive posture until the Indicator reverts to normal conditions, at which point the cash allocation will revert to 10% at a subsequent rebalance.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent the Index concentrates in an industry or group of industries.

The Fund employs a “passive management” investment strategy designed to track the performance of the Index. Exchange Traded Concepts, LLC (the “Adviser”) generally uses a replication methodology, meaning it invests in all of the securities comprising the Index in proportion to their respective weightings in the Index. However, the Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.

The Fund is a “non-diversified company” under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Index is owned by the Index Provider. The Index Provider developed the methodology for determining the securities to be included in the Index and is responsible for the ongoing maintenance of the Index, oversight of the implementation of the Index methodology, and changes in classification of the securities in the Index.

The Index is calculated and published by Indxx, LLC (the “Index Calculator”). The Index Calculator is responsible for implementing the reconstitution and monitoring and implementing any adjustments, additions and deletions to the Index based on the Index methodology and certain corporate actions, such as initial public offerings, mergers, acquisitions, bankruptcies, suspensions, de-listings, tender offers and spin-offs. Neither the Index Provider nor the Index Calculator is affiliated with each other or with the Fund or the Adviser.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities comprising the Index.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent the Index concentrates in an industry or group of industries.
MUSQ Global Music Industry Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities comprising the Index. The Index is designed to track the performance of companies that are involved in the following sub-segments of the global music industry (the “Global Music Industry”): (i) music streaming; (ii) music content and distribution; (iii) live music events/ticketing; and (iv) music equipment and technology (clauses (i) through (iv), collectively, the “Global Music Companies”).

The process of constructing the Index begins with screening company financials and other publicly available financial data by a committee composed of representatives from VettaFi LLC (the “Index Provider”) and MUSQ, LLC (the “Index Sponsor”) to determine the universe of eligible index components. The universe of eligible index components consists of publicly-traded global companies, publicly-traded music funds and music royalty trusts. The companies are classified into one of the following categories:

●	Pure Play - Companies that currently or may in the future derive greater than or equal to 50% of revenues from business activities associated with the Global Music Industry.
●	Diversified - Companies that currently or may in the future derive less than 50% of revenues from business activities associated with the Global Music Industry, but which derive significant revenues provided that:
(i)	such revenues represent more than 20% of the company’s total revenues and such revenues are independently reported in the company’s financial reports;
(ii)	applicable revenues are likely to have a material impact on the company’s overall share price performance;
(iii)	research and development investments in the industry are at the forefront of the company’s future initiatives; or
(iv)	the company’s applicable business is likely to have a significant impact on the industry as a whole.

Once the eligible universe is identified, all components are screened for a minimum market capitalization or assets under management of at least $200 million, an average daily traded value of at least $500,000, and a minimum free-float of 20%. At each rebalance, the Index will weight the Pure Play category of securities at 80% of the Index and the Diversified category of securities at 20% of the Index. The constituents of each category are weighted by free float market capitalization, subject to an individual weighting cap of 12% and minimum weight of 0.25%. As of August 3, 2026, the Index was comprised of 25 component securities.

The Index consists of securities of issuers from around the world. Under normal market conditions, the Fund invests in at least three different countries and at least 40% (30% in unfavorable market conditions) of its assets in companies organized or located in countries outside the United States. There is no limitation on the amount of foreign securities that may be included in the Index, except that the total exposure to emerging market countries will be limited to 20%. The Fund considers emerging market countries to be countries that are characterized by developing commercial and financial infrastructure with significant potential for economic growth and increased capital market participation by non-U.S. investors.

The Index is reconstituted and rebalanced on a quarterly basis in January, April, July, and October. The sum of all Index constituents over 5% may not exceed 45% of the total Index. Index security weights are allowed to fluctuate in between rebalances, but, if at the time of a rebalance, a security included in the Index exceeds 12%, the excess weight is redistributed equally among all other Index components.

In between rebalances, the Index may be adjusted to include initial public offerings (“IPOs”), investments that undergo a listing change from an over-the-counter exchange to a regulated stock exchange, or Global Music Companies that undergo a change in business model so long as such investments otherwise meet all the criteria to be included in the Index. At the time such extraordinary adjustments to the Index’s composition are made, the Index will be reweighted in the manner described above. Deletions from the Index may be made at any time due to changes in business, mergers, acquisitions, bankruptcies, suspensions, de-listings and spin-offs. The Index is unmanaged and cannot be invested in directly.

The Fund employs a “passive management” investment strategy designed to track the performance of the Index. The Adviser generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to their respective weightings in the Index. However, the Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Adviser believes will help the Fund track the performance of the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of August 3, 2026, the Fund was concentrated in the Entertainment Production Industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of August 3, 2026, a significant portion of the Fund consisted of companies in the Consumer Cyclicals Sector and Technology Sector.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and, therefore, may invest a greater percentage of its assets in a particular issuer than a diversified fund.

The Index Sponsor, in consultation with the Index Provider, developed the methodology for determining the securities to be included in the Index. A committee comprised of personnel from the Index Provider and Index Sponsor determines the composition of the Index in accordance with its proprietary index methodology. The Index Provider is responsible for implementing the quarterly rebalance and reconstitution and monitoring and implementing any adjustments, additions and deletions to the Index based on the index methodology and certain corporate actions, such as initial public offerings, mergers, acquisitions, bankruptcies, suspensions, de-listings, tender offers and spin-offs. The Index is calculated and published by the Index Provider. Neither the Index Sponsor or Index Provider is affiliated with each other or with the Fund or the Adviser.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities comprising the Index.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.
ROBO Global(R) Robotics and Automation Index ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund normally invests in securities comprising the Index and in depositary receipts representing securities comprising the Index. The Index is designed to measure the performance of robotics-related and/or automation-related companies. Companies eligible for inclusion in the Index derive a significant portion of their revenue from robotics-related and/or automation-related products and/or services, as determined by ROBO Global Index LLC, a wholly owned subsidiary of VettaFi LLC (the “Index Provider”) (“Robotics and Automation Companies”). Such products and/or services include any technology, service or device that supports, aids, or contributes to any type of robot, robotic action and/or automation system process, software or management. Examples of such products and/or services include products that incorporate artificial intelligence, unmanned vehicles, software that enables virtualized product design and implementation, three-dimensional printers, navigation systems, and medical robots or robotic instruments. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of Robotics and Automation Companies.

Index components are selected from a proprietary database of Robotics and Automation Companies that are organized into two general categories: technologies and applications. Robotics and Automation Companies are categorized as technologies if they (1) manufacture or provide services related to any machinery, equipment, devices or sensors supporting a robot performing its task or (2) provide key-enabling software and processing technologies used to advance the conversion to autonomous systems. Robotics and Automation Companies are categorized as applications if they incorporate multiple robotic and automation technologies into their product or manufacturing process. Each category’s representation in the Index varies.

Each eligible company is individually analyzed and then given a “ROBO Score” ranging from 1 to 100 that is determined based on the levels of revenue the company receives from robotics and automation activities, levels of investment the company makes in robotics and automation, and the company’s technology and market leadership in the robotics and automation universe. So long as all other Index eligibility requirements are met, companies assigned a ROBO Score greater than or equal to 50 are eligible for inclusion in the Index. The Index is comprised of a minimum of 50 constituents and a maximum of 100 constituents. If, after screening companies based on the factors listed above, there are fewer than 50 companies eligible for inclusion in the Index, the Index Provider may reduce the eligibility requirements until that number is reached. Each constituent’s weight in the Index generally is determined by its ROBO Score as a percentage of the total score of all constituents. Companies in the Index are reweighted at each rebalance. Scores are reviewed on an ongoing basis by reevaluating the factors described above.

Eligible Index components are common and preferred equity securities of Robotics and Automation Companies that have a market capitalization exceeding $200 million at the time of inclusion in the Index and a minimum trailing 3-month composite average daily volume of $2 million at the time of inclusion. As of August 3, 2026, the Index comprised 79 securities. As of August 3, 2026, the average market capitalization and average one-year trading volume of the Index components were $117.46 billion and 3.31 billion shares, respectively.

The Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging market countries. The Index Provider expects, under normal circumstances, at least 40% of the Index components to represent securities of non-U.S. issuers. The Index may include China A-shares, which are shares of mainland China-based companies that trade on the Chinese stock exchanges. The Index is rebalanced and additions are made quarterly. Deletions from the Index may be made at any time due to changes in business, mergers, acquisitions, bankruptcies, suspensions, de-listings and spin-offs, or for other reasons as determined at the sole discretion of the Index Provider.

Additionally, the Index Provider excludes from Index eligibility any company that does not meet environmental, social and governance (“ESG”) criteria established by the Index Provider. The Index Provider uses a combination of internal research, engagement with companies, and data from third party ESG research providers when applying its ESG criteria and these criteria generally are applied independently of business, financial, and other considerations that have been established by the Index Provider for a company’s inclusion in the Index.

The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. Exchange Traded Concepts, LLC (the “Adviser”) expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but which the Adviser believes will help the Fund track the Index. Such investments include cash and cash equivalents, including money market funds.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of August 3, 2026, the Fund was concentrated in the Industrial Machinery & Equipment Industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of August 3, 2026, the Fund had a significant amount of investment exposure in the Technology Sector and Industrials Sector.

The Index Provider is not affiliated with the Fund or the Adviser. The Index Provider owns the methodology for determining the securities to be included in the Index and is responsible for the ongoing maintenance of the Index. The Index is calculated by VettaFi, LLC, which is not affiliated with the Fund or the Adviser.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of Robotics and Automation Companies.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.
ROBO Global(R) Healthcare Technology and Innovation ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund normally invests in securities comprising the Index and in depositary receipts representing securities comprising the Index. The Index, which is owned and provided by ROBO Global Index LLC, a wholly owned subsidiary of VettaFi LLC (the “Index Provider”), is designed to measure the performance of companies that have a portion of their business and revenue derived from the field of healthcare technology as described below and the potential to grow within this space through innovation and/or market adoption of their products and services (“Healthcare Technology Companies”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of Healthcare Technology Companies.

Index components are selected from a proprietary database of Healthcare Technology Companies that are organized into the following sub-sectors: (1) diagnostic; (2) lab process automation; (3) regenerative medicine; (4) precision medicine; (5) data and analytics; (6) telehealth; (7) robotics; (8) medical instruments; and (9) genomics. Each sub-sector’s representation in the Index varies.

Each eligible company is individually analyzed and then given a “HTEC Score” ranging from 1 to 100, comprised of factors representing levels of revenue a company receives from innovative healthcare technologies, as well as technology and market leadership within the healthcare technology space. Companies whose HTEC Score is greater than or equal to 50 and that meet the market capitalization and liquidity requirements described below are eligible for inclusion in the Index. The Index is comprised of a minimum of 50 constituents and a maximum of 100 constituents. Each constituent’s weight in the Index generally is determined by its HTEC Score as a percentage of the total score of all constituents. Companies in the Index are reweighted at each rebalance. Scores are reviewed on an ongoing basis by reevaluating the factors described above.

Eligible Index components are exchange-listed equity securities of Healthcare Technology Companies that have a market capitalization exceeding $200 million at the time of inclusion in the Index and a minimum trailing 3-month composite average daily volume of $2 million at the time of inclusion. Existing Index components must maintain a market capitalization of at least $100 million and a minimum trailing 3-month composite average daily volume of $1 million. As of August 3, 2026, the Index comprised 62 securities. As of August 3, 2026, the average market capitalization and average one-year trading volume of the Index components were $38.62 billion and 1.06 billion shares, respectively.

The Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging market countries. The Index Provider expects, under normal circumstances, at least 20% of the Index components to represent securities of non-U.S. issuers. The Index may include China A-shares, which are shares of mainland China-based companies that trade on the Chinese stock exchanges. The Index is rebalanced and additions are made quarterly. Deletions from the Index may be made at any time due to changes in business, mergers, acquisitions, bankruptcies, suspensions, de-listings and spin-offs, or for other reasons as determined at the sole discretion of the Index Provider.

Additionally, the Index Provider excludes from Index eligibility any company that does not meet environmental, social and governance (“ESG”) criteria established by the Index Provider. The Index Provider uses a combination of internal research, engagement with companies, and data from third party ESG research providers when applying its ESG criteria and these criteria generally are applied independently of business, financial, and other considerations that have been established by the Index Provider for a company’s inclusion in the Index.

The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of August 3, 2026, the Fund was concentrated in the Medical Equipment, Supplies & Distribution Group and the Biotechnology and Medical Research Industry Group. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of August 3, 2026, the Fund had a significant amount of investment exposure in the Healthcare Sector.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but which the Adviser believes will help the Fund track the Index.

The Index Provider is not affiliated with the Fund or the Adviser. The Index Provider developed the methodology for determining the securities to be included in the Index and for the ongoing maintenance of the Index. The Index is calculated by VettaFi, LLC, which is not affiliated with the Fund or the Adviser.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of Healthcare Technology Companies.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.
ROBO Global(R) Artificial Intelligence ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund normally invests in securities comprising the Index and in depositary receipts representing securities comprising the Index. The Index, which is owned and provided by ROBO Global Index LLC, a wholly owned subsidiary of VettaFi LLC (the “Index Provider”), is designed to measure the performance of publicly-traded companies that have a significant portion of their revenue derived from the field of artificial intelligence as described below and the potential to grow within this space through innovation and/or market adoption of their products and services (“Artificial Intelligence Companies”). Like peer group artificial intelligence indexes, the Index measures the performance of companies across sectors such as information technology, communications, consumer discretionary, healthcare and industrials that are involved in artificial intelligence activities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of Artificial Intelligence Companies.

Index components are selected from a proprietary database of Artificial Intelligence Companies that are organized into two general categories – Infrastructure or Applications & Services – and further divided into sub-sectors. Infrastructure companies include companies that build artificial intelligence engine and platform solutions that enable the use of artificial intelligence technology. Within the Infrastructure classification are the following sub-sectors: (1) big data/analytics; (2) cloud providers; (3) cognitive computing; (4) network and security; and (5) semiconductors. Applications & Services companies include companies that apply artificial intelligence technology to their business. Within the Applications & Services classification are the following sub-sectors: (1) healthcare; (2) factory automation; (3) eCommerce; (4) consumer; (5) consulting services; and (6) business process. Each category’s representation in the Index varies.

Each eligible company is individually analyzed and then given a “THNQ Score” ranging from 1 to 100 that is determined based on the levels of revenue the company receives from artificial intelligence activities, levels of investment the firm makes in artificial intelligence, and the company’s technology and market leadership in the artificial intelligence universe. Companies whose THNQ Score is greater than or equal to 50 and that meet the market capitalization and liquidity requirements described below are eligible for inclusion in the Index. The Index is comprised of a minimum of 50 constituents and a maximum of 100 constituents. Each constituent’s weight in the Index generally is determined by its THNQ Score as a percentage of the total score of all constituents. Companies in the Index are reweighted at each rebalance. Scores are reviewed on an ongoing basis by reevaluating the factors described above.

Eligible Index components are exchange-listed equity securities of Artificial Intelligence Companies that have a market capitalization exceeding $200 million at the time of inclusion in the Index and a minimum trailing 3-month composite average daily volume of $2 million at the time of inclusion. Existing Index components must maintain a market capitalization of at least $100 million and a minimum trailing 3-month composite average daily volume of $1 million. As of August 3, 2026, the Index comprised 53 securities. As of August 3, 2026, the average market capitalization and average one-year trading volume of the Index components were $506.02 billion and 4.12 billion shares, respectively.

The Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging market countries. The Index Provider expects, under normal circumstances, at least 25% of the Index components to represent securities of non-U.S. issuers, including China A-shares, which are shares of mainland China-based companies that trade on the Chinese stock exchanges. The Index is rebalanced and additions are made quarterly. Deletions from the Index may be made at any time due to changes in business, mergers, acquisitions, bankruptcies, suspensions, de-listings and spin-offs, or for other reasons as determined at the sole discretion of the Index Provider.

Additionally, the Index Provider excludes from Index eligibility any company that does not meet environmental, social and governance (“ESG”) criteria established by the Index Provider. The Index Provider uses a combination of internal research, engagement with companies, and data from third party ESG research providers when applying its ESG criteria and these criteria generally are applied independently of business, financial, and other considerations that have been established by the Index Provider for a company’s inclusion in the Index.

The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of August 3, 2026, the Fund was not concentrated in any industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of August 3, 2026, the Fund had a significant amount of investment exposure in the Technology Sector.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but which the Adviser believes will help the Fund track the Index.

The Index Provider is not affiliated with the Fund or the Adviser. The Index Provider developed the methodology for determining the securities to be included in the Index and for the ongoing maintenance of the Index. The Index is calculated by VettaFi, LLC, which is not affiliated with the Fund or the Adviser.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of Artificial Intelligence Companies.
Strategy Portfolio Concentration [Text]	The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries.